Exhibit 99.1

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

Collection Period Start	1-Oct-21	Distribution Date	15-Nov-21
Collection Period End	31-Oct-21	30/360 Days	30
Beg. of Interest Period	15-Oct-21	Actual/360 Days	31
End of Interest Period	15-Nov-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,526,947,713.40	1,103,547,409.59	1,047,159,230.42	0.6857859
Total Securities		1,526,947,713.40	1,103,547,409.59	1,047,159,230.42	0.6857859
Class A-1 Notes	0.182500%	162,400,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.340000%	537,600,000.00	276,599,696.19	220,211,517.02	0.4096196
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	0.430000%	479,400,000.00	479,400,000.00	479,400,000.00	1.0000000
Class A-4 Notes	0.490000%	95,600,000.00	95,600,000.00	95,600,000.00	1.0000000
Certificates	0.000000%	251,947,713.40	251,947,713.40	251,947,713.40	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	56,388,179.17	78,369.91	104.8887261	0.1457774
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	171,785.00	0.0000000	0.3583333
Class A-4 Notes	0.00	39,036.67	0.0000000	0.4083334
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	56,388,179.17	289,191.58

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					14,130,412.17
Monthly Interest					6,803,439.58

Total Monthly Payments					20,933,851.75
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					790,736.48
Aggregate Sales Proceeds Advance					552,097.65

Total Advances					1,342,834.13
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					49,142,087.90
Excess Wear and Tear and Excess Mileage					18,302.80
Remaining Payoffs					0.00
Net Insurance Proceeds					2,938,224.57
Residual Value Surplus					587,540.09

Total Collections					74,962,841.24

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		973,067.00			34
Involuntary Repossession		110,080.00			4
Voluntary Repossession		115,435.00			4
Full Termination		734,975.00			27
Bankruptcty		41,328.00			1
Insurance Payoff			2,933,076.86		119
Customer Payoff				1,897,310.41	101
Grounding Dealer Payoff				45,132,751.32	2,332
Dealer Purchase				549,652.14	25

Total		1,974,885.00	2,933,076.86	47,579,713.87	2,647

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	62,709	1,326,021,476.23	7.00000%	1,103,547,409.59
Total Depreciation Received		(18,764,350.95)		(14,766,502.44)
Principal Amount of Gross Losses	(133)	(2,690,960.36)		(2,255,149.78)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(3)	(65,100.93)		(48,566.19)
Scheduled Terminations	(2,518)	(48,863,779.46)		(39,317,960.76)

Pool Balance - End of Period	60,055	1,255,637,284.53		1,047,159,230.42
Remaining Pool Balance
Lease Payment				247,671,400.97
Residual Value				799,487,829.45

Total				1,047,159,230.42

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	74,962,841.24
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	74,962,841.24
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	618,182.10
3. Reimbursement of Sales Proceeds Advance	516,160.88
4. Servicing Fee:
Servicing Fee Due	919,622.84
Servicing Fee Paid	919,622.84
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	2,053,965.82
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	78,369.91
Class A-2a Notes Monthly Interest Paid	78,369.91
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	171,785.00
Class A-3 Notes Monthly Interest Paid	171,785.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	39,036.67
Class A-4 Notes Monthly Interest Paid	39,036.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	289,191.58
Total Note and Certificate Monthly Interest Paid	289,191.58
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	72,619,683.84
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	56,388,179.17
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	56,388,179.17
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	16,231,504.67

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,634,738.57
Required Reserve Account Amount			7,634,738.57
Beginning Reserve Account Balance			7,634,738.57
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,634,738.57
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			16,231,504.67
Gross Reserve Account Balance			23,866,243.24
Remaining Available Collections Released to Seller			16,231,504.67
Total Ending Reserve Account Balance			7,634,738.57

V. POOL STATISTICS

Weighted Average Remaining Maturity			12.69
Monthly Prepayment Speed			-20%
Lifetime Prepayment Speed			72%

		$	units
Recoveries of Defaulted and Casualty Receivables		3,353,349.73
Securitization Value of Defaulted Receivables and Casualty Receivables		2,255,149.78	133
Aggregate Defaulted and Casualty Gain (Loss)		1,098,199.95
Pool Balance at Beginning of Collection Period		1,103,547,409.59
Net Loss Ratio
Current Collection Period		0.0995%
Preceding Collection Period		0.0756%
Second Preceding Collection Period		0.0442%
Third Preceding Collection Period		0.0536%
Cumulative Net Losses for all Periods		-0.3103%	(4,738,475.75)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.43%	4,751,835.61	277
61-90 Days Delinquent	0.08%	878,071.46	53
91-120 Days Delinquent	0.04%	423,091.89	26
More than 120 Days	0.01%	95,011.61	6

Total Delinquent Receivables:	0.55%	6,148,010.57	362

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.13%	0.14%
Preceding Collection Period		0.10%	0.11%
Second Preceding Collection Period		0.09%	0.10%
Third Preceding Collection Period		0.07%	0.08%
60 Day Delinquent Receivables		1,649,319.40
Delinquency Percentage		0.15%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		1,708,042.00	61
Securitization Value		1,120,501.91	61

Aggregate Residual Value Surplus (Loss)		587,540.09

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		23,073,076.59	1,035
Cumulative Securitization Value		18,730,128.37	1,035

Cumulative Residual Value Surplus (Loss)		4,342,948.22

Book Amount of Extensions		721,004.34
Number of Extensions		28

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			618,843.80
Reimbursement of Outstanding Advance			516,160.88
Additional Advances for current period			552,097.65

Ending Balance of Residual Advance			654,780.57

Beginning Balance of Payment Advance			1,715,141.27
Reimbursement of Outstanding Payment Advance			618,182.10
Additional Payment Advances for current period			790,736.48

Ending Balance of Payment Advance			1,887,695.65

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge- offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO